CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
(Loss) / Profit for the year	€ (94,693)	€ (434,385)	€ 1,669
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent years:
Remeasurements on post-employment benefit obligations	3,826	52	(2,162)
Income tax effect	(570)	108	307
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent years:	3,256	160	(1,855)
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:
Currency translation differences	2,536	4,120	(9,168)
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:	2,536	4,120	(9,168)
Other comprehensive income / (loss) for the year, net of tax	5,792	4,280	(11,023)
Total comprehensive income / (loss)	(88,901)	(430,105)	(9,354)
Attributable to:
Owners of the parent	(88,611)	(428,044)	(14,237)
Non-controlling interest	€ (290)	€ (2,061)	€ 4,883